Intangible assets and Goodwill	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets [Abstract]
Intangible assets and Goodwill	Intangible assets and Goodwill During the three months ended March 31, 2022 the Group acquired assets at a cost of £2,000 relating to computer software. There were no disposals in the period. The amortisation charge for the period of £1,133,000 consisted of £3,000 relating to computer equipment and £1,130,000 relating to acquired intellectual property. The residual movement in the net book value of goodwill and intangible assets relates to the foreign currency translation of assets relating to the Group’s Austrian business. No impairment charge was recognised in the period.